Employee benefit costs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Summary of Employee Benefit Costs

	Note	2025 £m	2024 £m	2023 £m
Wages and salaries		2,629	2,424	2,263
Social security costs		240	218	219
Other pension and retirement benefit costs	15	166	115	108
Share-based payments - equity and cash-settled	28	90	74	74
		3,125	2,831	2,664